Income Taxes - Summary of Detailed Information About Reconciliation of Effective and Applicable Income Tax Expenses (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Loss before tax	SFr (54,316)	SFr (35,525)
Income tax expense calculated at 13.99% (2021: 13.99%)	(7,599)	(4,970)
Unrecognized deferred tax assets during the year	4,235	4,392
Write-down of deferred tax assets	1,451	0
Effect of deferred tax balances due to difference in applicable tax rates	(802)	(178)
Effect of net (income)/expense that is not added/(deductible)	(811)	(64)
Income tax recognized in the current year	SFr (3,526)	SFr (820)